LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–80.44%
Aerospace & Defense–1.42%
†Boeing Co.	1,581	$305,117
General Dynamics Corp.	1,196	337,858
L3Harris Technologies, Inc.	1,498	319,224
Lockheed Martin Corp.	760	345,701
Northrop Grumman Corp.	3,761	1,800,240
RTX Corp.	20,456	1,995,074
Textron, Inc.	10,247	982,995
TransDigm Group, Inc.	281	346,079
		6,432,288
Air Freight & Logistics–0.89%
Expeditors International of Washington, Inc.	2,596	315,596
FedEx Corp.	6,465	1,873,169
United Parcel Service, Inc. Class B	12,402	1,843,309
		4,032,074
Airlines–0.15%
Delta Air Lines, Inc.	8,034	384,588
Southwest Airlines Co.	9,500	277,305
		661,893
Auto Components–0.07%
†Aptiv PLC	4,082	325,131
		325,131
Automobiles–0.52%
Ford Motor Co.	26,206	348,016
General Motors Co.	37,947	1,720,896
†Tesla, Inc.	1,612	283,374
		2,352,286
Banks–5.61%
Bank of America Corp.	101,910	3,864,427
Citigroup, Inc.	5,877	371,662
Citizens Financial Group, Inc.	38,066	1,381,415
Fifth Third Bancorp	32,349	1,203,706
JPMorgan Chase & Co.	22,937	4,594,281
M&T Bank Corp.	2,296	333,930
†NU Holdings Ltd. Class A	31,113	371,178
PNC Financial Services Group, Inc.	27,276	4,407,802
Regions Financial Corp.	17,442	366,980
Truist Financial Corp.	8,929	348,052
U.S. Bancorp	7,769	347,274
Wells Fargo & Co.	134,512	7,796,316
		25,387,023
Beverages–0.74%
Brown-Forman Corp. Class B	5,570	287,524
Coca-Cola Co.	5,427	332,024
Constellation Brands, Inc. Class A	6,344	1,724,046
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Keurig Dr Pepper, Inc.	10,408	$319,213
†Monster Beverage Corp.	5,858	347,262
PepsiCo, Inc.	1,938	339,169
		3,349,238
Biotechnology–0.73%
AbbVie, Inc.	1,816	330,693
Amgen, Inc.	1,136	322,987
†Biogen, Inc.	1,471	317,192
†BioMarin Pharmaceutical, Inc.	3,631	317,131
†BioNTech SE ADR	3,516	324,351
Gilead Sciences, Inc.	4,503	329,845
†Incyte Corp.	5,561	316,810
†Moderna, Inc.	3,603	383,936
†Regeneron Pharmaceuticals, Inc.	340	327,247
†Vertex Pharmaceuticals, Inc.	763	318,942
		3,289,134
Building Products–1.16%
Carlisle Cos., Inc.	1,361	533,308
Carrier Global Corp.	5,969	346,978
Fortune Brands Innovations, Inc.	1,073	90,851
Johnson Controls International PLC	60,138	3,928,214
Trane Technologies PLC	1,184	355,437
		5,254,788
Capital Markets–4.12%
Ameriprise Financial, Inc.	810	355,136
Bank of New York Mellon Corp.	5,845	336,789
BlackRock, Inc.	2,573	2,145,110
Blackstone, Inc.	2,520	331,052
Charles Schwab Corp.	48,571	3,513,626
CME Group, Inc.	8,144	1,753,322
Goldman Sachs Group, Inc.	5,142	2,147,762
Intercontinental Exchange, Inc.	2,351	323,098
KKR & Co., Inc.	20,200	2,031,716
Moody's Corp.	869	341,543
Morgan Stanley	35,034	3,298,802
MSCI, Inc.	558	312,731
Nasdaq, Inc.	5,816	366,990
Northern Trust Corp.	4,032	358,525
S&P Global, Inc.	761	323,768
State Street Corp.	4,447	343,842
T Rowe Price Group, Inc.	2,961	361,005
		18,644,817
Chemicals–2.15%
Air Products & Chemicals, Inc.	1,421	344,266
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Albemarle Corp.	2,629	$346,344
Corteva, Inc.	20,152	1,162,166
Dow, Inc.	5,810	336,573
DuPont de Nemours, Inc.	40,529	3,107,358
Ecolab, Inc.	1,475	340,577
International Flavors & Fragrances, Inc.	3,970	341,380
Linde PLC	736	341,740
LyondellBasell Industries NV Class A	3,299	337,422
PPG Industries, Inc.	18,719	2,712,383
Sherwin-Williams Co.	1,029	357,403
		9,727,612
Commercial Services & Supplies–0.39%
Cintas Corp.	524	360,004
†Copart, Inc.	6,497	376,306
Republic Services, Inc.	1,786	341,912
Waste Connections, Inc.	1,920	330,259
Waste Management, Inc.	1,599	340,827
		1,749,308
Communications Equipment–0.52%
†Arista Networks, Inc.	1,231	356,966
Cisco Systems, Inc.	32,832	1,638,645
Motorola Solutions, Inc.	992	352,140
		2,347,751
Construction Materials–0.65%
CRH PLC	25,977	2,240,776
Martin Marietta Materials, Inc.	597	366,522
Vulcan Materials Co.	1,263	344,698
		2,951,996
Consumer Finance–0.82%
American Express Co.	13,016	2,963,613
Capital One Financial Corp.	2,349	349,743
Discover Financial Services	2,917	382,389
		3,695,745
Containers & Packaging–0.15%
Amcor PLC	35,656	339,088
Ball Corp.	5,191	349,666
		688,754
Distributors–0.49%
Genuine Parts Co.	9,219	1,428,300
LKQ Corp.	14,691	784,646
		2,212,946
Diversified Financial Services–1.69%
Apollo Global Management, Inc.	2,860	321,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†Berkshire Hathaway, Inc. Class B	794	$333,893
†Block, Inc.	4,851	410,298
†Corpay, Inc.	1,171	361,300
Fidelity National Information Services, Inc.	5,064	375,648
†Fiserv, Inc.	13,681	2,186,497
Global Payments, Inc.	2,402	321,051
Mastercard, Inc. Class A	676	325,541
†PayPal Holdings, Inc.	5,450	365,096
Visa, Inc. Class A	9,404	2,624,468
		7,625,399
Diversified Telecommunication Services–0.46%
AT&T, Inc.	18,994	334,294
Deutsche Telekom AG	58,539	1,420,983
Verizon Communications, Inc.	7,961	334,044
		2,089,321
Electric Utilities–2.80%
American Electric Power Co., Inc.	30,733	2,646,111
Avangrid, Inc.	10,191	371,360
Constellation Energy Corp.	2,425	448,261
Duke Energy Corp.	3,508	339,259
Edison International	4,861	343,819
Entergy Corp.	21,250	2,245,700
Eversource Energy	5,475	327,241
Exelon Corp.	9,233	346,884
FirstEnergy Corp.	30,934	1,194,671
NextEra Energy, Inc.	5,652	361,219
PG&E Corp.	19,619	328,814
PPL Corp.	111,548	3,070,917
Southern Co.	4,849	347,867
Xcel Energy, Inc.	5,457	293,314
		12,665,437
Electrical Equipment–1.35%
ABB Ltd.	25,259	1,173,255
AMETEK, Inc.	1,827	334,158
Eaton Corp. PLC	1,161	363,022
Emerson Electric Co.	23,110	2,621,136
Hubbell, Inc.	3,063	1,271,298
Rockwell Automation, Inc.	1,152	335,612
		6,098,481
Electronic Equipment, Instruments & Components–1.13%
Amphenol Corp. Class A	3,055	352,394
CDW Corp.	1,335	341,467
Corning, Inc.	10,101	332,929
†Keysight Technologies, Inc.	2,077	324,801
TE Connectivity Ltd.	21,924	3,184,242
LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Corp. Class A	1,964	$592,028
		5,127,861
Energy Equipment & Services–0.24%
Baker Hughes Co.	11,058	370,443
Halliburton Co.	9,129	359,865
Schlumberger NV	6,636	363,719
		1,094,027
Entertainment–1.53%
Electronic Arts, Inc.	9,672	1,283,184
†Liberty Media Corp.-Liberty Formula One Class C	4,659	305,630
†Netflix, Inc.	552	335,246
†ROBLOX Corp. Class A	7,512	286,808
Walt Disney Co.	36,332	4,445,584
†Warner Bros Discovery, Inc.	32,791	286,266
		6,942,718
Food & Staples Retailing–2.34%
Costco Wholesale Corp.	445	326,020
Dollar General Corp.	2,278	355,505
†Dollar Tree, Inc.	2,248	299,321
Kroger Co.	6,766	386,542
Sysco Corp.	39,409	3,199,223
Target Corp.	2,154	381,710
†U.S. Foods Holding Corp.	20,064	1,082,854
Walgreens Boots Alliance, Inc.	14,665	318,084
Walmart, Inc.	70,359	4,233,501
		10,582,760
Food Products–1.53%
Archer-Daniels-Midland Co.	6,008	377,363
Campbell Soup Co.	7,776	345,643
Conagra Brands, Inc.	11,846	351,115
General Mills, Inc.	5,029	351,879
Hershey Co.	1,686	327,927
Hormel Foods Corp.	11,119	387,942
J M Smucker Co.	2,598	327,010
Kellanova	5,811	332,912
Kraft Heinz Co.	39,022	1,439,912
McCormick & Co., Inc.	4,873	374,295
Mondelez International, Inc. Class A	4,478	313,460
Nestle SA	15,551	1,651,060
Tyson Foods, Inc. Class A	6,068	356,374
		6,936,892
Health Care Equipment & Supplies–3.00%
Abbott Laboratories	2,827	321,317
†Align Technology, Inc.	1,044	342,348
Baxter International, Inc.	7,820	334,227
Becton Dickinson & Co.	12,043	2,980,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Boston Scientific Corp.	4,897	$335,395
†Dexcom, Inc.	2,718	376,987
†Edwards Lifesciences Corp.	3,744	357,777
GE HealthCare Technologies, Inc.	12,617	1,147,011
†IDEXX Laboratories, Inc.	580	313,159
†Intuitive Surgical, Inc.	851	339,626
Medtronic PLC	23,605	2,057,176
ResMed, Inc.	1,786	353,682
STERIS PLC	1,394	313,399
Stryker Corp.	4,464	1,597,532
Zimmer Biomet Holdings, Inc.	18,257	2,409,559
		13,579,235
Health Care Providers & Services–2.97%
Cardinal Health, Inc.	3,086	345,323
Cencora, Inc.	1,391	337,999
†Centene Corp.	19,071	1,496,692
Cigna Group	4,111	1,493,074
CVS Health Corp.	35,885	2,862,188
Elevance Health, Inc.	1,993	1,033,450
HCA Healthcare, Inc.	1,030	343,536
Humana, Inc.	3,363	1,166,019
Laboratory Corp. of America Holdings	1,488	325,069
McKesson Corp.	620	332,847
Quest Diagnostics, Inc.	2,599	345,953
UnitedHealth Group, Inc.	5,149	2,547,210
Universal Health Services, Inc. Class B	4,336	791,147
		13,420,507
Health Care REITs–0.14%
Ventas, Inc.	7,366	320,715
Welltower, Inc.	3,461	323,396
		644,111
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,469	340,353
		340,353
Hotels, Restaurants & Leisure–1.99%
†Airbnb, Inc. Class A	2,084	343,777
Booking Holdings, Inc.	85	308,370
†Chipotle Mexican Grill, Inc.	124	360,439
Darden Restaurants, Inc.	4,274	714,399
†DoorDash, Inc. Class A	2,778	382,586
†Expedia Group, Inc.	2,383	328,258
Hilton Worldwide Holdings, Inc.	1,631	347,909
Las Vegas Sands Corp.	25,241	1,304,960
Marriott International, Inc. Class A	1,334	336,582
McDonald's Corp.	9,016	2,542,061
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	18,751	$1,713,654
Yum! Brands, Inc.	2,396	332,205
		9,015,200
Household Durables–0.25%
DR Horton, Inc.	2,251	370,402
Garmin Ltd.	2,604	387,657
Lennar Corp. Class A	2,116	363,910
		1,121,969
Household Products–0.94%
Church & Dwight Co., Inc.	3,249	338,903
Clorox Co.	2,134	326,737
Colgate-Palmolive Co.	31,990	2,880,699
Kimberly-Clark Corp.	2,725	352,479
Procter & Gamble Co.	2,046	331,964
		4,230,782
Industrial Conglomerates–0.73%
3M Co.	3,532	374,639
General Electric Co.	14,727	2,585,030
Honeywell International, Inc.	1,635	335,584
		3,295,253
Industrial REITs–0.51%
Prologis, Inc.	17,821	2,320,651
		2,320,651
Insurance–3.30%
Aflac, Inc.	4,061	348,677
Allstate Corp.	9,356	1,618,682
American International Group, Inc.	64,529	5,044,232
Aon PLC Class A	1,021	340,728
†Arch Capital Group Ltd.	3,743	346,003
Arthur J Gallagher & Co.	1,347	336,804
Chubb Ltd.	1,266	328,059
Hartford Financial Services Group, Inc.	18,991	1,957,023
†Markel Group, Inc.	217	330,161
Marsh & McLennan Cos., Inc.	1,609	331,422
MetLife, Inc.	4,687	347,354
Principal Financial Group, Inc.	4,027	347,570
Progressive Corp.	1,681	347,664
Prudential Financial, Inc.	2,962	347,739
Travelers Cos., Inc.	1,482	341,067
Willis Towers Watson PLC	7,971	2,192,025
		14,905,210
Interactive Media & Services–0.97%
†Alphabet, Inc. Class A	18,697	2,821,938
Meta Platforms, Inc. Class A	3,241	1,573,765
		4,395,703
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.98%
Accenture PLC Class A	5,141	$1,781,922
Cognizant Technology Solutions Corp. Class A	20,598	1,509,628
†EPAM Systems, Inc.	1,033	285,273
International Business Machines Corp.	1,718	328,069
†Snowflake, Inc. Class A	1,400	226,240
†VeriSign, Inc.	1,659	314,397
		4,445,529
Life Sciences Tools & Services–0.76%
Agilent Technologies, Inc.	2,390	347,769
Danaher Corp.	1,289	321,889
†Illumina, Inc.	2,248	308,695
†IQVIA Holdings, Inc.	1,351	341,654
Lonza Group AG	1,242	743,947
†Mettler-Toledo International, Inc.	271	360,780
Thermo Fisher Scientific, Inc.	588	341,751
†Waters Corp.	991	341,132
West Pharmaceutical Services, Inc.	890	352,182
		3,459,799
Machinery–2.10%
Caterpillar, Inc.	4,959	1,817,126
Cummins, Inc.	1,193	351,517
Deere & Co.	879	361,041
Dover Corp.	1,996	353,671
Fortive Corp.	3,823	328,855
Illinois Tool Works, Inc.	1,269	340,511
Otis Worldwide Corp.	3,533	350,721
PACCAR, Inc.	2,991	370,555
Parker-Hannifin Corp.	7,766	4,316,265
Stanley Black & Decker, Inc.	9,331	913,785
		9,504,047
Media–0.61%
†Charter Communications, Inc. Class A	1,100	319,693
Comcast Corp. Class A	27,037	1,172,054
Fox Corp. Class A	10,589	331,118
Omnicom Group, Inc.	3,683	356,367
Sirius XM Holdings, Inc.	67,153	260,554
†Trade Desk, Inc. Class A	3,625	316,897
		2,756,683
Metals & Mining–0.49%
Barrick Gold Corp.	43,241	719,530
Freeport-McMoRan, Inc.	8,301	390,313
Newmont Corp.	9,642	345,569
Nucor Corp.	1,737	343,753
Southern Copper Corp.	3,804	405,202
		2,204,367
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.82%
†Amazon.com, Inc.	14,852	$2,679,004
†Coupang, Inc.	20,531	365,246
eBay, Inc.	7,418	391,522
†MercadoLibre, Inc.	182	275,177
		3,710,949
Multi-Utilities–1.23%
Ameren Corp.	15,875	1,174,115
CMS Energy Corp.	5,628	339,593
Consolidated Edison, Inc.	3,691	335,180
Dominion Energy, Inc.	7,029	345,756
DTE Energy Co.	2,990	335,299
Public Service Enterprise Group, Inc.	19,777	1,320,708
Sempra	4,573	328,479
WEC Energy Group, Inc.	17,049	1,400,064
		5,579,194
Office REITs–0.08%
Alexandria Real Estate Equities, Inc.	2,702	348,315
		348,315
Oil, Gas & Consumable Fuels–5.49%
Cheniere Energy, Inc.	6,885	1,110,413
Chevron Corp.	36,258	5,719,337
ConocoPhillips	43,986	5,598,538
Coterra Energy, Inc.	13,060	364,113
Devon Energy Corp.	7,417	372,185
Diamondback Energy, Inc.	1,771	350,959
EOG Resources, Inc.	2,838	362,810
Exxon Mobil Corp.	24,980	2,903,675
Hess Corp.	2,172	331,534
Kinder Morgan, Inc.	18,839	345,507
Marathon Oil Corp.	63,675	1,804,550
Marathon Petroleum Corp.	1,896	382,044
Occidental Petroleum Corp.	5,326	346,137
ONEOK, Inc.	4,477	358,921
Phillips 66	7,857	1,283,362
Pioneer Natural Resources Co.	1,392	365,400
Shell PLC	30,860	1,022,436
Suncor Energy, Inc.	28,768	1,061,690
Valero Energy Corp.	2,310	394,294
Williams Cos., Inc.	9,395	366,123
		24,844,028
Personal Products–0.23%
Estee Lauder Cos., Inc. Class A	2,202	339,438
L'Oreal SA	1,529	723,580
		1,063,018
Pharmaceuticals–3.99%
AstraZeneca PLC	11,618	1,565,785
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	31,150	$1,689,265
Eli Lilly & Co.	412	320,520
GSK PLC	41,432	893,485
Johnson & Johnson	34,320	5,429,081
Merck & Co., Inc.	37,390	4,933,610
Pfizer, Inc.	40,123	1,113,413
Royalty Pharma PLC Class A	10,773	327,176
Sanofi SA	15,378	1,509,077
Zoetis, Inc.	1,711	289,518
		18,070,930
Professional Services–0.55%
Automatic Data Processing, Inc.	6,108	1,525,412
Equifax, Inc.	1,249	334,133
Paychex, Inc.	2,613	320,876
Verisk Analytics, Inc.	1,317	310,456
		2,490,877
Real Estate Management & Development–0.67%
†CBRE Group, Inc. Class A	27,353	2,659,806
†CoStar Group, Inc.	3,960	382,536
		3,042,342
Residential REITs–0.33%
AvalonBay Communities, Inc.	1,820	337,719
Equity Residential	5,370	338,901
Mid-America Apartment Communities, Inc.	6,171	811,980
		1,488,600
Retail REITs–0.15%
Realty Income Corp.	6,160	333,256
Simon Property Group, Inc.	2,149	336,297
		669,553
Road & Rail–1.57%
CSX Corp.	44,589	1,652,914
JB Hunt Transport Services, Inc.	5,596	1,115,003
Norfolk Southern Corp.	4,322	1,101,548
Old Dominion Freight Line, Inc.	1,522	333,790
†Uber Technologies, Inc.	4,111	316,506
Union Pacific Corp.	10,567	2,598,742
		7,118,503
Semiconductors & Semiconductor Equipment–3.40%
†Advanced Micro Devices, Inc.	1,854	334,629
Analog Devices, Inc.	15,260	3,018,275
Applied Materials, Inc.	1,615	333,061
Broadcom, Inc.	836	1,108,043
†Enphase Energy, Inc.	2,444	295,675
Intel Corp.	39,678	1,752,577
KLA Corp.	487	340,204
LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	2,764	$2,685,420
Marvell Technology, Inc.	4,862	344,619
Microchip Technology, Inc.	3,950	354,355
Micron Technology, Inc.	15,969	1,882,585
NVIDIA Corp.	438	395,759
NXP Semiconductors NV	4,749	1,176,660
†ON Semiconductor Corp.	4,099	301,481
QUALCOMM, Inc.	2,111	357,392
Skyworks Solutions, Inc.	3,107	336,550
Texas Instruments, Inc.	2,010	350,162
		15,367,447
Software–2.95%
†Adobe, Inc.	578	291,659
†ANSYS, Inc.	976	338,828
†Autodesk, Inc.	1,248	325,004
†Cadence Design Systems, Inc.	1,110	345,521
†Crowdstrike Holdings, Inc. Class A	979	313,858
†Datadog, Inc. Class A	2,484	307,022
†Fortinet, Inc.	4,707	321,535
†HubSpot, Inc.	525	328,944
Intuit, Inc.	2,542	1,652,300
Microsoft Corp.	8,048	3,385,955
Oracle Corp.	14,895	1,870,961
†Palantir Technologies, Inc. Class A	13,189	303,479
†Palo Alto Networks, Inc.	880	250,034
Roper Technologies, Inc.	582	326,409
Salesforce, Inc.	5,566	1,676,368
†ServiceNow, Inc.	421	320,970
†Synopsys, Inc.	583	333,184
†Workday, Inc. Class A	1,065	290,479
†Zoom Video Communications, Inc. Class A	5,189	339,205
		13,321,715
Specialized REITs–0.94%
American Tower Corp.	1,698	335,508
Crown Castle, Inc.	2,978	315,162
Digital Realty Trust, Inc.	2,366	340,799
Equinix, Inc.	376	310,324
Extra Space Storage, Inc.	2,277	334,719
Public Storage	1,145	332,119
SBA Communications Corp.	1,536	332,851
VICI Properties, Inc.	10,915	325,158
Weyerhaeuser Co.	45,149	1,621,300
		4,247,940
Specialty Retail–1.46%
†AutoZone, Inc.	118	371,895
Best Buy Co., Inc.	4,371	358,553
Home Depot, Inc.	874	335,266
Lowe's Cos., Inc.	9,531	2,427,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†O'Reilly Automotive, Inc.	302	$340,922
Ross Stores, Inc.	2,237	328,302
TJX Cos., Inc.	20,817	2,111,260
†Ulta Beauty, Inc.	596	311,636
		6,585,666
Technology Hardware, Storage & Peripherals–0.59%
Apple, Inc.	1,768	303,177
Dell Technologies, Inc. Class C	10,912	1,245,168
Hewlett Packard Enterprise Co.	21,590	382,791
HP, Inc.	11,278	340,821
NetApp, Inc.	3,713	389,753
		2,661,710
Textiles, Apparel & Luxury Goods–0.35%
Cie Financiere Richemont SA Class A	6,589	1,004,588
†Lululemon Athletica, Inc.	717	280,096
NIKE, Inc. Class B	3,114	292,653
		1,577,337
Tobacco–1.14%
Altria Group, Inc.	8,022	349,920
Philip Morris International, Inc.	52,305	4,792,184
		5,142,104
Trading Companies & Distributors–0.53%
Fastenal Co.	4,589	353,995
Ferguson PLC	7,741	1,690,867
WW Grainger, Inc.	344	349,951
		2,394,813
Water Utilities–0.07%
American Water Works Co., Inc.	2,624	320,679
		320,679
Wireless Telecommunication Services–0.43%
T-Mobile U.S., Inc.	11,895	1,941,502
		1,941,502
Total Common Stock (Cost $255,660,210)		363,892,301
CONVERTIBLE PREFERRED STOCK–0.07%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	313,837
Total Convertible Preferred Stock (Cost $294,815)		313,837

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	$77,873
Total Agency Obligation (Cost $85,732)		77,873
CONVERTIBLE BONDS–3.01%
Biotechnology–0.25%
Alnylam Pharmaceuticals, Inc. 1.00%, excercise price $1.00 9/15/27	509,000	478,397
Halozyme Therapeutics, Inc. 0.25%, excercise price $0.25 3/1/27	715,000	632,666
		1,111,063
Commercial Services–0.21%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	653,000	667,692
Global Payments, Inc. 1.50%, excercise price $1.50 3/1/31	251,000	265,307
		932,999
Electric–0.34%
FirstEnergy Corp. 4.00%, excercise price $4.00 5/1/26	777,000	772,338
PPL Capital Funding, Inc. 2.88%, excercise price $2.87 3/15/28	784,000	750,288
		1,522,626
Health Care Products–0.18%
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	586,002
Merit Medical Systems, Inc. 3.00%, excercise price $3.00 2/1/29	206,000	224,746
		810,748
Internet–0.46%
^Airbnb, Inc. 0.00%, excercise price $0.01 3/15/26	749,000	696,512
Match Group Financeco 2, Inc. 0.88%, excercise price $0.87 6/15/26	250,000	227,654
Match Group Financeco 3, Inc. 2.00%, excercise price $2.00 1/15/30	277,000	237,540
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	502,000	476,649
Snap, Inc. 0.75%, excercise price $0.75 8/1/26	476,000	456,008
		2,094,363
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Media–0.46%
Cable One, Inc.
^0.00% 3/15/26	780,000	$679,380
1.13%, exercise price $1.13 3/15/28	407,000	305,494
Liberty Broadband Corp. 3.13%, excercise price $3.12 3/31/53	476,000	450,439
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	384,318
Liberty Media Corp.-Liberty Formula One 2.25%, excercise price $2.25 8/15/27	276,000	282,256
		2,101,887
Miscellaneous Manufacturing–0.10%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	475,000	440,230
		440,230
Oil & Gas–0.08%
Northern Oil & Gas, Inc. 3.63%, excercise price $3.62 4/15/29	305,000	371,338
		371,338
Pharmaceuticals–0.22%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	449,000	444,684
Neurocrine Biosciences, Inc. 2.25%, excercise price $2.25 5/15/24	69,000	124,464
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	476,000	451,010
		1,020,158
Real Estate Investment Trusts–0.06%
Welltower OP LLC 2.75%, excercise price $2.75 5/15/28	249,000	277,162
		277,162
Semiconductors–0.16%
Microchip Technology, Inc. 0.13%, excercise price $0.13 11/15/24	688,000	729,968
		729,968
Software–0.49%
^Dropbox, Inc. 0.00% 3/1/26	768,000	728,064
LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Software (continued)
Envestnet, Inc. 2.63%, excercise price $2.62 12/1/27	311,000	$328,571
Splunk, Inc. 1.13%, excercise price $1.13 6/15/27	1,146,000	1,142,906
		2,199,541
Total Convertible Bonds (Cost $13,879,371)		13,612,083
CORPORATE BONDS–5.02%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	77,701
		77,701
Aerospace & Defense–0.16%
Boeing Co. 5.81% 5/1/50	265,000	250,724
Lockheed Martin Corp.
3.55% 1/15/26	210,000	204,984
4.15% 6/15/53	54,000	45,550
5.20% 2/15/64	80,000	79,103
RTX Corp.
4.45% 11/16/38	28,000	25,220
6.40% 3/15/54	89,000	100,691
		706,272
Agriculture–0.10%
Altria Group, Inc. 5.80% 2/14/39	185,000	187,464
Philip Morris International, Inc.
3.25% 11/10/24	175,000	172,631
4.88% 11/15/43	108,000	98,656
		458,751
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	21,126	20,265
♦United Airlines Pass-Through Trust
3.50% 9/1/31	35,269	32,397
3.75% 3/3/28	25,256	24,465
4.15% 10/11/25	21,744	21,726
		98,853
Auto Manufacturers–0.07%
General Motors Co. 6.60% 4/1/36	186,000	197,729
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	43,860
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	73,507
		315,096
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–0.65%
Bank of America Corp.
μ2.57% 10/20/32	137,000	$113,658
3.25% 10/21/27	275,000	260,715
Citigroup, Inc.
μ3.67% 7/24/28	49,000	46,574
4.75% 5/18/46	34,000	30,193
5.30% 5/6/44	22,000	21,368
6.68% 9/13/43	299,000	334,025
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	35,951
4.25% 10/21/25	275,000	269,831
μHSBC Holdings PLC 2.63% 11/7/25	400,000	392,148
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	34,641
μ3.51% 1/23/29	327,000	309,320
μ3.90% 1/23/49	102,000	83,133
μ4.26% 2/22/48	46,000	39,708
Morgan Stanley 4.00% 7/23/25	61,000	59,991
PNC Financial Services Group, Inc.
3.45% 4/23/29	291,000	271,376
μ6.88% 10/20/34	65,000	71,177
U.S. Bancorp 3.10% 4/27/26	208,000	199,490
Wells Fargo & Co.
3.55% 9/29/25	59,000	57,536
4.10% 6/3/26	40,000	38,934
4.65% 11/4/44	333,000	290,989
		2,960,758
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	87,981
4.90% 2/1/46	101,000	95,981
Heineken NV 3.50% 1/29/28	90,000	86,007
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	28,410
		298,379
Biotechnology–0.03%
Amgen, Inc. 5.25% 3/2/25	115,000	114,651
		114,651
Building Materials–0.02%
Carrier Global Corp. 6.20% 3/15/54	64,000	70,472
		70,472
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	12,234
		12,234
Computers–0.03%
Apple, Inc. 3.35% 2/9/27	30,000	28,986
LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp. 6.02% 6/15/26	125,000	$126,597
		155,583
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	94,008
		94,008
Diversified Financial Services–0.87%
Air Lease Corp. 4.25% 9/15/24	38,000	37,734
American Express Co.
3.38% 5/3/24	360,000	359,231
3.63% 12/5/24	30,000	29,617
Aviation Capital Group LLC 4.88% 10/1/25	66,000	64,778
BlackRock, Inc. 4.75% 5/25/33	210,000	208,864
GS Finance Corp.
=^0.00% 7/19/29	890,000	1,083,575
=^0.00% 7/30/29	896,000	970,368
=0.50% 4/11/28	890,000	1,084,465
Nasdaq, Inc. 5.95% 8/15/53	26,000	27,399
Synchrony Financial 3.95% 12/1/27	54,000	50,500
		3,916,531
Electric–0.17%
Constellation Energy Generation LLC 6.50% 10/1/53	43,000	47,297
Electricite de France SA 4.88% 1/22/44	84,000	74,066
Georgia Power Co. 3.70% 1/30/50	51,000	39,089
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	128,132
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	50,000	47,697
5.75% 9/1/25	230,000	230,987
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	43,126
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,363
Sempra 3.80% 2/1/38	54,000	44,894
Xcel Energy, Inc. 3.50% 12/1/49	143,000	99,106
		758,757
Electronics–0.06%
Avnet, Inc. 4.63% 4/15/26	64,000	63,004
Honeywell International, Inc. 4.50% 1/15/34	229,000	222,646
		285,650
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.10%
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	$243,405
5.05% 3/15/42	122,000	104,858
5.14% 3/15/52	152,000	126,160
		474,423
Food–0.04%
Ingredion, Inc. 6.63% 4/15/37	23,000	24,887
Sysco Corp. 3.75% 10/1/25	140,000	136,523
		161,410
Forest Products & Paper–0.01%
International Paper Co. 6.00% 11/15/41	22,000	22,789
		22,789
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	45,245
		45,245
Health Care Products–0.07%
Medtronic, Inc. 4.38% 3/15/35	23,000	21,993
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	295,000	288,186
		310,179
Health Care Services–0.02%
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	111,206
		111,206
Insurance–0.46%
Allstate Corp. 3.28% 12/15/26	28,000	26,685
American Equity Investment Life Holding Co. 5.00% 6/15/27	244,000	237,462
Athene Global Funding 2.75% 6/25/24	250,000	248,152
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	191,733
GA Global Funding Trust 5.50% 1/8/29	174,000	174,657
Global Atlantic Fin Co. 6.75% 3/15/54	35,000	35,903
Guardian Life Global Funding 2.90% 5/6/24	291,000	290,272
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	63,833
Markel Group, Inc.
5.00% 3/30/43	34,000	30,934
5.00% 5/20/49	273,000	248,235
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	36,772
Pacific Life Global Funding II 5.50% 8/28/26	191,000	192,534
LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	$200,559
Prudential Financial, Inc. 3.91% 12/7/47	14,000	11,174
Travelers Cos., Inc. 4.60% 8/1/43	60,000	55,664
Willis North America, Inc. 3.60% 5/15/24	22,000	21,935
		2,066,504
Internet–0.12%
Amazon.com, Inc. 2.88% 5/12/41	444,000	337,951
Meta Platforms, Inc. 5.60% 5/15/53	214,000	226,185
		564,136
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	40,344
		40,344
Media–0.17%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	80,000	79,026
Comcast Corp.
2.89% 11/1/51	34,000	22,070
2.94% 11/1/56	24,000	15,111
3.15% 3/1/26	159,000	153,946
3.90% 3/1/38	74,000	64,483
4.15% 10/15/28	315,000	307,442
Cox Communications, Inc. 2.95% 10/1/50	58,000	35,765
Discovery Communications LLC 4.90% 3/11/26	53,000	52,474
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	51,095
		781,412
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,635
		19,635
Oil & Gas–0.16%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	138,864
Chevron Corp. 2.95% 5/16/26	135,000	129,978
ConocoPhillips Co. 4.15% 11/15/34	20,000	18,423
Exxon Mobil Corp.
2.71% 3/6/25	78,000	76,266
3.04% 3/1/26	156,000	151,090
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV 3.25% 5/11/25	156,000	$152,916
Valero Energy Corp. 4.00% 6/1/52	77,000	59,268
		726,805
Pharmaceuticals–0.24%
AbbVie, Inc.
4.05% 11/21/39	223,000	198,559
4.50% 5/14/35	64,000	61,526
4.85% 6/15/44	86,000	82,148
Becton Dickinson & Co. 4.88% 5/15/44	35,000	30,404
Bristol-Myers Squibb Co.
4.13% 6/15/39	108,000	95,703
6.25% 11/15/53	85,000	95,748
Cigna Group 4.80% 8/15/38	328,000	308,157
CVS Health Corp. 3.38% 8/12/24	34,000	33,717
♦CVS Pass-Through Trust 6.04% 12/10/28	119,925	121,097
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,784
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,923
Zoetis, Inc. 4.70% 2/1/43	32,000	29,295
		1,067,061
Pipelines–0.16%
Cameron LNG LLC 3.70% 1/15/39	90,000	74,599
Energy Transfer LP
4.90% 3/15/35	32,000	30,250
5.00% 5/15/50	106,000	93,001
5.30% 4/1/44	58,000	53,316
6.40% 12/1/30	70,000	73,890
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	58,193
6.45% 9/1/40	2,000	2,215
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	123,224
5.30% 12/1/34	38,000	37,361
MPLX LP 4.50% 4/15/38	78,000	69,267
Spectra Energy Partners LP 4.50% 3/15/45	48,000	40,588
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	17,738
Williams Cos., Inc. 5.40% 3/2/26	69,000	69,177
		742,819
Private Equity–0.11%
Apollo Management Holdings LP 4.00% 5/30/24	270,000	269,201
LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Private Equity (continued)
Brookfield Corp. 4.00% 1/15/25	40,000	$39,478
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	25,853
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	155,596
		490,128
Real Estate Investment Trusts–0.28%
American Tower Corp. 1.60% 4/15/26	137,000	127,224
Brixmor Operating Partnership LP 5.50% 2/15/34	144,000	142,195
Crown Castle, Inc.
2.50% 7/15/31	224,000	185,359
4.75% 5/15/47	4,000	3,427
CubeSmart LP 2.50% 2/15/32	166,000	135,517
EPR Properties 4.75% 12/15/26	154,000	149,046
Extra Space Storage LP
3.50% 7/1/26	40,000	38,430
5.70% 4/1/28	53,000	53,950
Kimco Realty OP LLC 3.20% 4/1/32	185,000	159,419
Regency Centers LP
2.95% 9/15/29	240,000	214,741
4.65% 3/15/49	69,000	59,267
		1,268,575
Retail–0.21%
Dollar General Corp. 4.25% 9/20/24	260,000	258,120
Home Depot, Inc. 5.13% 4/30/25	300,000	299,903
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	58,989
Starbucks Corp. 3.55% 8/15/29	300,000	283,260
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	35,585
		935,857
Semiconductors–0.09%
Broadcom, Inc. 3.47% 4/15/34	60,000	51,415
Marvell Technology, Inc. 2.45% 4/15/28	192,000	173,113
Micron Technology, Inc.
3.37% 11/1/41	28,000	20,802
4.66% 2/15/30	100,000	97,678
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	64,017
Texas Instruments, Inc. 2.63% 5/15/24	20,000	19,928
		426,953
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.16%
Fiserv, Inc. 2.75% 7/1/24	45,000	$44,664
Microsoft Corp. 3.50% 2/12/35	36,000	33,158
Oracle Corp. 3.60% 4/1/40	175,000	137,948
Salesforce, Inc. 2.70% 7/15/41	217,000	157,029
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	48,926
VMware LLC 1.00% 8/15/24	239,000	234,804
Workday, Inc. 3.50% 4/1/27	76,000	72,775
		729,304
Telecommunications–0.21%
AT&T, Inc.
3.55% 9/15/55	14,000	9,789
3.80% 12/1/57	161,000	116,568
4.30% 2/15/30	30,000	28,832
Cisco Systems, Inc. 5.30% 2/26/54	50,000	51,324
Rogers Communications, Inc.
4.30% 2/15/48	136,000	111,202
4.50% 3/15/43	52,000	44,756
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	60,000	59,669
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	142,959
3.40% 10/15/52	118,000	83,697
6.00% 6/15/54	46,000	49,167
Verizon Communications, Inc.
3.38% 2/15/25	186,000	182,633
3.40% 3/22/41	92,000	71,907
		952,503
Transportation–0.10%
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	53,768
FedEx Corp. 4.90% 1/15/34	38,000	37,566
Norfolk Southern Corp.
3.40% 11/1/49	103,000	75,501
5.35% 8/1/54	73,000	72,469
Union Pacific Corp.
3.20% 5/20/41	161,000	125,451
3.84% 3/20/60	51,000	39,158
4.15% 1/15/45	39,000	31,775
United Parcel Service, Inc. 3.40% 11/15/46	22,000	17,037
		452,725
Total Corporate Bonds (Cost $24,098,799)		22,713,709
U.S. TREASURY OBLIGATIONS–3.87%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,131,941
4.50% 8/15/39	3,600	3,688
4.38% 5/15/40	7,200	7,238
LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.75% 11/15/53	464,900	$496,281
4.50% 2/15/44	872,300	877,070
U.S. Treasury Notes
4.00% 2/15/34	702,500	690,865
4.25% 2/28/31	2,373,200	2,377,279
4.25% 2/28/29	215,200	215,486
4.63% 2/28/26	8,261,700	8,254,923
4.25% 3/15/27	2,715,500	2,702,983
4.13% 3/31/29	750,000	746,777
Total U.S. Treasury Obligations (Cost $17,680,412)		17,504,531

	Number of Shares
Money Market Fund–7.13%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 5.26%)	32,254,208	32,254,208
Total Money Market Fund (Cost $32,254,208)		32,254,208

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.01%
U.S. TREASURY OBLIGATION–0.01%
≠U.S. Treasury Bills 5.12% 4/18/24	19,000	$18,957
		18,957
Total Short-Term Investment (Cost $18,957)		18,957

TOTAL INVESTMENTS–99.57% (Cost $343,972,504)	450,387,499
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	1,958,488
NET ASSETS APPLICABLE TO 33,377,487 SHARES OUTSTANDING–100.00%	$452,345,987

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security. The rate shown is the yield at the time of purchase.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	CAD	(1,066,892)	USD	789,466	4/5/24	$1,773	$—
SSB	CAD	(32,321)	USD	23,830	4/5/24	—	(33)
SSB	CAD	32,774	USD	(24,129)	4/5/24	69	—
SSB	EUR	(1,054,395)	USD	1,147,278	4/5/24	9,521	—
SSB	EUR	12,311	USD	(13,382)	4/5/24	—	(97)
SSB	EUR	(16,230)	USD	17,507	4/5/24	—	(6)
SSB	GBP	(1,175,158)	USD	1,491,694	4/5/24	8,428	—
SSB	GBP	19,138	USD	(24,147)	4/5/24	9	—
SSB	GBP	15,982	USD	(20,186)	4/5/24	—	(13)
Total Foreign Currency Exchange Contracts						$19,800	$(149)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$236,756	$240,134	6/17/24	$—	$(3,378)
3	Euro	405,807	411,305	6/17/24	—	(5,498)
3	Japanese Yen	250,706	259,001	6/17/24	—	(8,295)
					—	(17,171)
Interest Rate Contract:
(5)	U.S. Treasury 10 yr Ultra Notes	(573,047)	(570,731)	6/18/24	—	(2,316)
Equity Contracts:
5	E-mini MSCI Emerging Markets Index	262,250	261,844	6/21/24	406	—
2	E-mini Russell 2000 Index	214,590	209,380	6/21/24	5,210	—
45	E-mini S&P 500 Index	11,944,125	11,643,411	6/21/24	300,714	—
23	E-mini S&P MidCap 400 Index	7,078,020	6,872,967	6/21/24	205,053	—
7	Euro STOXX 50 Index	380,996	370,478	6/21/24	10,518	—
2	FTSE 100 Index	201,641	194,437	6/21/24	7,204	—
1	Nikkei 225 Index (OSE)	266,812	262,614	6/13/24	4,198	—
					533,303	—
Total Futures Contracts					$533,303	$(19,487)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$363,892,301	$—	$—	$363,892,301
Convertible Preferred Stock	313,837	—	—	313,837
Agency Obligation	—	77,873	—	77,873
Convertible Bonds	—	13,612,083	—	13,612,083
Corporate Bonds
Advertising	—	77,701	—	77,701
Aerospace & Defense	—	706,272	—	706,272
Agriculture	—	458,751	—	458,751
Airlines	—	98,853	—	98,853
Auto Manufacturers	—	315,096	—	315,096
Banks	—	2,960,758	—	2,960,758
Beverages	—	298,379	—	298,379
Biotechnology	—	114,651	—	114,651
Building Materials	—	70,472	—	70,472
Chemicals	—	12,234	—	12,234
Computers	—	155,583	—	155,583
Cosmetics & Personal Care	—	94,008	—	94,008
Diversified Financial Services	—	778,123	3,138,408	3,916,531
Electric	—	758,757	—	758,757
Electronics	—	285,650	—	285,650
Entertainment	—	474,423	—	474,423
Food	—	161,410	—	161,410
Forest Products & Paper	—	22,789	—	22,789
Gas	—	45,245	—	45,245
Health Care Products	—	310,179	—	310,179
Health Care Services	—	111,206	—	111,206
Insurance	—	2,066,504	—	2,066,504
Internet	—	564,136	—	564,136
Machinery Diversified	—	40,344	—	40,344
Media	—	781,412	—	781,412
Mining	—	19,635	—	19,635
Oil & Gas	—	726,805	—	726,805
Pharmaceuticals	—	1,067,061	—	1,067,061
Pipelines	—	742,819	—	742,819
Private Equity	—	490,128	—	490,128
Real Estate Investment Trusts	—	1,268,575	—	1,268,575
Retail	—	935,857	—	935,857
Semiconductors	—	426,953	—	426,953
Software	—	729,304	—	729,304
Telecommunications	—	952,503	—	952,503
Transportation	—	452,725	—	452,725
U.S. Treasury Obligations	—	17,504,531	—	17,504,531
Money Market Fund	32,254,208	—	—	32,254,208
Short-Term Investment	—	18,957	—	18,957
Total Investments	$396,460,346	$50,788,745	$3,138,408	$450,387,499
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$19,800	$—	$19,800
Futures Contracts	$533,303	$—	$—	$533,303
Liabilities:
Foreign Currency Exchange Contracts	$—	$(149)	$—	$(149)
Futures Contracts	$(19,487)	$—	$—	$(19,487)
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Invesco Select Equity Income Managed Volatility Fund–17